Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Shareholder Receivable [Member]	Retained Earnings [Member]	Total
Balance at Feb. 28, 2021
Balance, shares at Feb. 28, 2021
Net income (loss)				(10,113)	(10,113)
Issuance of ordinary shares to Sponsor	$ 173	24,827	(25,000)
Issuance of ordinary shares to Sponsor, shares	1,725,000
Balance at Dec. 31, 2021	$ 173	24,827	(25,000)	(10,113)	(10,113)
Balance, shares at Dec. 31, 2021	1,725,000
Net income (loss)
Balance at Mar. 31, 2022	$ 173	24,827	(25,000)	(10,113)	(10,113)
Balance, shares at Mar. 31, 2022	1,725,000
Balance at Dec. 31, 2021	$ 173	24,827	(25,000)	(10,113)	(10,113)
Balance, shares at Dec. 31, 2021	1,725,000
Net income (loss)
Balance at Sep. 30, 2022	$ 173	24,827	(25,000)	(10,113)	(10,113)
Balance, shares at Sep. 30, 2022	1,725,000
Balance at Dec. 31, 2021	$ 173	24,827	(25,000)	(10,113)	(10,113)
Balance, shares at Dec. 31, 2021	1,725,000
Payment for founder shares			25,000		25,000
Private placement rights proceeds	$ 39	3,939,961			3,940,000
Private placement rights proceeds, shares	394,000
Fair value of public rights		1,056,000			1,056,000
Fair value of underwriter shares	$ 30	2,922,450			2,922,480
Fair value of underwriter shares, shares	297,000
Issuance costs		(343,845)			(343,845)
Remeasurement of ordinary shares subject to redemption		(7,599,393)		(25,432)	(7,624,825)
Net income (loss)				380,811	380,811
Balance at Dec. 31, 2022	$ 242			345,266	345,508
Balance, shares at Dec. 31, 2022	2,416,000
Balance at Mar. 31, 2022	$ 173	24,827	(25,000)	(10,113)	(10,113)
Balance, shares at Mar. 31, 2022	1,725,000
Net income (loss)
Balance at Jun. 30, 2022	$ 173	24,827	(25,000)	(10,113)	(10,113)
Balance, shares at Jun. 30, 2022	1,725,000
Net income (loss)
Balance at Sep. 30, 2022	$ 173	24,827	(25,000)	(10,113)	(10,113)
Balance, shares at Sep. 30, 2022	1,725,000
Balance at Dec. 31, 2022	$ 242			345,266	345,508
Balance, shares at Dec. 31, 2022	2,416,000
Net income (loss)				611,725	611,725
Remeasurement of ordinary shares subject to redemption				(759,647)	(759,647)
Balance at Mar. 31, 2023	$ 242			197,344	197,586
Balance, shares at Mar. 31, 2023	2,416,000
Balance at Dec. 31, 2022	$ 242			345,266	345,508
Balance, shares at Dec. 31, 2022	2,416,000
Net income (loss)					1,385,964
Balance at Sep. 30, 2023	$ 167			(1,083,590)	(1,083,423)
Balance, shares at Sep. 30, 2023	2,341,000
Balance at Mar. 31, 2023	$ 242			197,344	197,586
Balance, shares at Mar. 31, 2023	2,416,000
Net income (loss)				616,296	616,296
Remeasurement of ordinary shares subject to redemption				(815,850)	(815,850)
Balance at Jun. 30, 2023	$ 242			(2,210)	(1,968)
Balance, shares at Jun. 30, 2023	2,416,000
Net income (loss)				157,943	157,943
Remeasurement of ordinary shares subject to redemption				(1,239,398)	(1,239,398)
Shares forfeited due to partial exercise of underwriters overallotment	$ (75)			75
Shares forfeited due to partial exercise of underwriters overallotment, shares	(75,000)
Balance at Sep. 30, 2023	$ 167			$ (1,083,590)	$ (1,083,423)
Balance, shares at Sep. 30, 2023	2,341,000